Commitments and Contingent Liabilities - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended					6 Months Ended	9 Months Ended	3 Months Ended				0 Months Ended
	Jan. 27, 2014	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2014	Mar. 07, 2013	Mar. 31, 2011	Jun. 30, 2014 Residential Loans	Dec. 31, 2013 Residential Loans	Jun. 30, 2013 Letters of Credit	Jun. 30, 2014 Letters of Credit	Dec. 31, 2013 Letters of Credit	Nov. 14, 2011 Letters of Credit	Jan. 27, 2014 Subsequent Event
Loss Contingencies [Line Items]
Reserves on unfunded loan commitments, unused lines of credit, letters of credit and repurchase of sold loans classified in other liabilities		$ 5,400,000		$ 5,400,000		$ 4,700,000
Reserve for repurchase of sold loans		2,351,000	2,600,000	2,351,000	2,600,000	2,600,000	570,000	2,600,000		2,600,000
Retained secondary credit loss exposure				15,877,000		15,877,000		15,877,000
Retained secondary mortgage loans originated for FHLB													191,900,000	214,500,000
Unpaid principal balance of loans repurchased from investors		469,000	228,000	648,000	228,000	1,800,000		1,600,000	1,700,000
Asset disposition related expense		1,000	371,000	163,000	1,200,000	687,000	14,000,000	1,900,000	157,000
Litigation claim amount																		4,400,000
Reserve for losses due to an unfavorable outcome															2,400,000	2,400,000	2,400,000
Reserve for losses due to an unfavorable outcome recorded															1,700,000
Owings to bank under guarantee		300,127		300,127		300,127					363,302
Claim amount of under litigation	$ 182,629																		$ 182,629